Disposal of businesses and discontinued operations (Narrative) (Details) - GBP (£) £ in Millions					5 Months Ended	12 Months Ended
		Dec. 26, 2019	Nov. 21, 2019	Aug. 01, 2018	May 31, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Profit on disposal of subsidiaries, associates and joint ventures						£ 88	£ 0	[1]	£ 184	[1],[2]
Total loss in respect of the discontinued operation						0	47	[1]	1,386	[1],[2]
Net equity impact of intra-group transfers						£ 0	3,015
Name of ultimate parent of group						Barclays PLC
Dividends paid, ordinary shares							14,585
Other equity instruments [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers	[3]					£ 0	2,070
Dividends paid, ordinary shares	[3]					0	0
Retained earnings [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers	[4]					0	638
Dividends paid, ordinary shares	[4]					233	14,585
UK Banking Business [member] | Fair value through other comprehensive income reserve [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers							(16)
UK Banking Business [member] | Retained earnings [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers							14,187
UK Banking Business [member] | Barclays Bank UK PLC [member]
Disclosure of operating segments [line items]
Total loss in respect of the discontinued operation							47		£ (809)
Barclay's Africa Banking Group Limited [member]
Disclosure of operating segments [line items]
Total loss in respect of the discontinued operation					£ 2,195
Barclays Bank PLC [member] | UK Banking Business [member] | Barclays Bank UK PLC [member] | AT1 Securities [member]
Disclosure of operating segments [line items]
Net equity impact of intra-group transfers							£ 2,070
Barclays Bank PLC [member] | Barclay's Africa Banking Group Limited [member] | Barclays PLC [member] | Investments in subsidiaries [member] | At cost [member]
Disclosure of operating segments [line items]
Dividends paid, ordinary shares				£ 269
Barclays Bank PLC [member] | The Logic Group Holdings Limited to Barclays Principal Investments Limited [Member] | Investments in subsidiaries [member]
Disclosure of operating segments [line items]
Profit on disposal of subsidiaries, associates and joint ventures			£ 56
Barclays Bank PLC [member] | Barclays Funds Investments Limited [member] | Investments in subsidiaries [member]
Disclosure of operating segments [line items]
Profit on disposal of subsidiaries, associates and joint ventures		£ 23
Barclays Bank PLC [member] | Barclays Principal Investments Limited [member] | The Logic Group Holdings Limited to Barclays Principal Investments Limited [Member] | Investments in subsidiaries [member]
Disclosure of operating segments [line items]
Fair value of subsidiaries that cease to be consolidated as of date of change of investment entity status						112
Barclays Bank PLC [member] | Barclays Equity Holdings Limited [member] | Barclays Funds Investments Limited [member] | Investments in subsidiaries [member]
Disclosure of operating segments [line items]
Fair value of subsidiaries that cease to be consolidated as of date of change of investment entity status						£ 505

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[3]	For further details refer to Note 27 .
[4]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. This change does not impact earnings per share or return on average tangible shareholders’ equity. Comparatives have been restated, reducin g the tax charge for 2018 by £ 175 m. Further detai l can be found in Note 1